Restricted Cash - Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 69,575	$ 92,302		$ 173,984	$ 41,441	$ 49,886
Restricted cash, current portion					290	638
Restricted cash, net of current portion	3,086	3,086		3,086	3,086	290
Total cash, cash equivalents and restricted cash	$ 72,661	$ 95,388	$ 225,228	$ 177,070	$ 44,817	$ 50,814